Schedule of consolidated statement of profit or loss and other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest on lease liabilities	€ 21	€ 445	€ 530
Expenses relating to short-term leases	3	3	161
Depreciation of Right of Use assets	€ 123	€ 874	€ 950